Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 50,322
Carrying amount of interest at the end of the period	51,703	$ 50,322
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	50,322	43,182
Group's share of profit (loss) for the period	10,917	16,460	$ 16,076
Group's share of other comprehensive income	(2)	(720)	(459)
Carrying amount of interest at the end of the period	51,703	50,322	43,182
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	51,703	50,322	43,182	$ 27,565
Offset investment with shareholders loan	0	0	0	3,030
Carrying amount of interest at the beginning of the period	50,322	43,182	30,595
Group's share of profit (loss) for the period	10,917	16,460	16,076
Group's share of other comprehensive income	(2)	(720)	(459)
Dividends received from joint ventures	(7,534)	(12,600)
Movement shareholders loans to joint ventures	0	0	0
Initial capital provided to joint ventures	4,000
Repayment capital provided to joint ventures	(2,000)
Carrying amount of interest at the end of the period	51,703	50,322	43,182
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	33,936	60,379	28,666	162,763
Offset investment with shareholders loan	0	0	0	$ (3,030)
Carrying amount of interest at the beginning of the period	60,379	28,666	159,733
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Dividends received from joint ventures	0	0
Movement shareholders loans to joint ventures	(26,443)	31,713	(134,097)
Initial capital provided to joint ventures		0
Repayment capital provided to joint ventures	0
Carrying amount of interest at the end of the period	$ 33,936	$ 60,379	$ 28,666